Taxes (Details 2) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 431,127	$ 485,016
Income taxes payable	194,026	205,477
Other taxes payable	2,311	11,380
Total	$ 627,464	$ 701,873